INVESTMENT SECURITIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Investments, Debt and Equity Securities [Abstract]
Securities pledged as collateral	$ 3,300
Proceeds from the sales of securities	802
Gross realized gains sales of securities	$ 55